STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common stock	Additional paid-in capital	(Deficit)	Total
Balance at Dec. 31, 2021	$ 10,950	$ 4,183,129	$ (3,892,180)	$ 301,899
Balance (in shares) at Dec. 31, 2021	10,950,000
Net loss for the year	$ 0	0	(359,999)	(359,999)
Balance at Dec. 31, 2022	$ 10,950	4,183,129	(4,252,179)	(58,100)
Balance (in shares) at Dec. 31, 2022	10,950,000
Net loss for the year	$ 0	0	(61,991)	(61,991)
Balance at Dec. 31, 2023	$ 10,950	4,183,129	(4,314,170)	(120,091)
Balance (in shares) at Dec. 31, 2023	10,950,000
Net loss for the year	$ 0	0	(66,158)	(66,158)
Balance at Dec. 31, 2024	$ 10,950	$ 4,183,129	$ (4,380,328)	$ (186,249)
Balance (in shares) at Dec. 31, 2024	10,950,000